SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)			1 Months Ended		5 Months Ended		12 Months Ended
	Aug. 03, 2022 shares	Feb. 26, 2022	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Share consolidation description							5-for-1	5-for-1
Share capital of the company immediately post RTO, Shares	113,905,935
Share capital | $					$ 15,257,140	$ 15,257,140		$ 15,257,140	$ 1,261,891
Issuance cost | $								1,535,727	$ 287,228
Conversion price | $ / shares									$ 1
Conversion price | $ / shares									$ 9.00
Fair value of warrants | $									$ 8,974,901
Share based payment expense | $								7,731,117	1,261,891
Reserves | $					7,731,117	7,731,117		7,731,117	1,261,891
ReservesReserves transferred to share capital | $					$ 3,325,702	$ 3,325,702		$ 3,325,702
Stock option plan [member]
IfrsStatementLineItems [Line Items]
Stock options exercisable price per share | $ / shares							$ 2.00
Percentage for issued and outstanding							20.00%	20.00%
Share based compensation							2,600,000	2,600,000
Period of options granted							5 years	5 years
Stock options exercisable price per share | $ / shares					$ 2.49	$ 2.49		$ 2.49
Proceeds from private palcement | $							$ 20,000,000
Share based payment expense | $								$ 7,731,117
Fair value per option granted | $ / shares							$ 1.41
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Shares outstanding					200,000	200,000		200,000
Share based compensation							298,000	298,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					116,521,343	116,521,343		116,521,343
Shares outstanding					116,521,343	116,521,343		116,521,343	76,679,908		64,083,487
Issuance cost | $								$ 1,535,727	$ 287,228
North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Number of private placement equity
Shares exchanged on the RTO, Shares	82,157,536						82,157,536	82,157,536
Share capital of the company immediately post RTO, Shares	31,748,399						31,748,399	31,748,399
Cancel PNRC shares held by NAN, Shares
Percentage for warrants purchase common stock	15.00%
Shares outstanding					116,521,343	116,521,343		116,521,343
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Number of private placement equity							8,936,167	8,936,167	12,596,421
Shares exchanged on the RTO, Shares	77,948,368						(77,948,368)	(77,948,368)
Cancel PNRC shares held by NAN, Shares	7,667,707						(7,667,707)	(7,667,707)
Percentage for warrants purchase common stock	15.00%	15.00%
Shares outstanding									76,679,908		64,083,487
Post-consolidation basis [member] | Stock option plan [member]
IfrsStatementLineItems [Line Items]
Share based compensation					8,827,250
Post-consolidation basis [member] | North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Share consolidation description	5-to-1
Share exchange ratio for RTO	1.054
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									80,820,623
Post RTO Shares outstanding						1,236,408
Post RTO warrants outstanding | $						$ 569,399
Share capital | $					$ 2,880,376	$ 2,880,376		$ 2,880,376
Post RTO Shares outstanding						1,379,000
Post RTO Share option outstanding | $						$ 723,076
Share capital | $					$ 1,004,188	$ 1,004,188		$ 1,004,188
Shares outstanding									80,820,623
Fair value of warrants | $										$ 28,275,256
Exchange rate					1.054	1.054		1.054
Reverse takeover transaction [member] | Warrant reserve [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Stock options exercisable price per share | $ / shares						$ 0.45
Reverse takeover transaction [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Post RTO Share excercise price						1.75
Reverse takeover transaction [member] | Options [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Stock options exercisable price per share | $ / shares						$ 0.39
Reverse takeover transaction [member] | Options [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Post RTO Share excercise price						1.60
Pre-rto and pre-share-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									76,679,908
Shares outstanding									76,679,908
Unvested options granted							2,512,033	2,512,033
Pre-rto and pre-share-consolidation basis [member] | Two non-broker [member]
IfrsStatementLineItems [Line Items]
Number of private placement equity									12,596,421
Gross proceeds | $									$ 6,771,729
Issuance cost | $									287,228
Shares fair value price | $									$ 7,000
Shares issued at fair value									17,000
Pre-rto and pre-share-consolidation basis [member] | Two non-broker [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares									$ 0.40
Pre-rto and pre-share-consolidation basis [member] | Two non-broker [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares									$ 0.95
Series 1 convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Convertible preferred shares							100,000,000	100,000,000
Series 1 convertible preferred shares [member] | Pre-rto and pre-share-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					118,186	118,186		118,186	118,186
Private placements [member]
IfrsStatementLineItems [Line Items]
Number of private placement equity			8,936,167	8,936,167
Price per share | $ / shares			$ 2.00
Gross proceeds			$ 17,731,238	$ 22,388,599
Commision percentage			6.00%
Cash commission | $				1,535,727
Private placements [member] | Finder [member]
IfrsStatementLineItems [Line Items]
Commision percentage			6.00%
Number of shares issued			70,548
Value of shares issued | $				$ 176,398